Bank Loans (Details) - USD ($)	36 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Bank Loans (Details) [Line Items]
Car loan		$ 76,315
Annual interest rate		12.00%
Forecast [Member]
Bank Loans (Details) [Line Items]
Car loan	$ 51,894
Annual interest rate	9.50%